Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 572,944,950.91
Previously Paid Amount	153.10
Total Fee Amount	87,717.87
Total Offset Amount	0.00
Net Fee	$ 87,564.77